Fees Summary	Aug. 16, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,265,000
Previously Paid Amount	0.00
Total Fee Amount	186.71
Total Offset Amount	0.00
Net Fee	186.71
Narrative - Max Aggregate Offering Price	$ 1,265,000
Final Prospectus	true